Leases	12 Months Ended
Jun. 30, 2021
24. Leases

24. Leases

The Group as lessee

Operating leases

In the ordinary course of business, the Group enters into several operating lease agreements. Group conducts a portion of its agricultural activities on land rented from third parties under operating lease contracts averaging a harvest year. Rent expense for the years ended as of June 30, 2021, 2020 and 2019 amounted to ARS 242, ARS 411 and ARS 438, respectively and is included in the line item “Costs” in the Statement of Income and Other Comprehensive Income.

The Group is also using land in the Province of Salta under rights of use agreement (the “Anta Agreement”) for which the Group is currently paying a rent fee of 10% of the production. Rent expense paid for the years ended as of June 30, 2021, 2020 and 2019 amounted to ARS 157, ARS 155 and ARS 110, respectively and is included in the line item “Costs” in the Statement of Income and Other Comprehensive Income.

The Group leases property or spaces for administrative or commercial use both in Argentina and in Israel, under operating leases. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 32). The amounts involved are not material for any of the periods filed.

The future aggregate minimum lease payments the Group will have to cancel under non-cancellable operating leases were as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	553	3,647	14,757
Later than 1 year and not later than 5 years	2,048	8,126	22,770
More than 5 years	1,019	3,600	3,151
	3,620	15,373	40,678

The Group as lessor

Operating leases (Shopping malls, offices and other buildings)

In the segments Shopping malls and Offices and Others, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping malls generally include escalation clauses and contingent payments.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds generated from non-cancellable operating leases from Group’s Shopping malls, offices and other buildings are as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	4,135	1,819	19,850
Later than 1 year and not later than 5 years	8,272	33,139	44,656
More than 5 years	2,267	16,031	32,083
	14,674	50,989	96,589

Operating leases (Farmlands)

From time to time, the Group leases certain farmlands. The leases have an average term of one crop year. Rental income is generally based on the market price of a particular crop multiplied by a fixed amount of tons per hectare leased or based on a fixed amount in dollars per hectare leased.

The future aggregate minimum lease proceeds under non-cancellable operating leases from the Group are as follows:

	06.30.21	06.30.20	06.30.19
No later than 1 year	148	183	131
Later than 1 year and not later than 5 years	257	222	362
More than 5 years	-	-	11
	405	405	504